Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2021
Share capital and share premium
Schedule of share capital structure

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
199,754,122	Ordinary	1	234,154	1,736,469	1,970,623
Total		1	234,154	1,736,469	1,970,623

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
179,259,246	Ordinary	1	219,843	1,478,230	1,698,073
Total		1	219,843	1,478,230	1,698,073